Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible Assets

(in thousands of euros)	January 1, 2020	Increases	Decreases	December 31, 2020
Library of compounds	2,142	—	—	2,142
Software	1,532	1	—	1,533
Intangible assets, gross	3,674	1	—	3,674
Amortization of library of compounds	(1,157)	(165)	—	(1,322)
Amortization of software	(1,289)	(129)	—	(1,417)
Amortization	(2,446)	(293)	—	(2,739)
Intangible assets, net	1,228	(293)	—	935

(in thousands of euros)	January 1, 2021	Increases	Decreases	December 31, 2021
Library of compounds	2,142	—	—	2,142
Software	1,533	53	(10)	1,575
Intangible assets, gross	3,674	53	(10)	3,717
Amortization of library of compounds	(1,322)	(165)	—	(1,487)
Amortization of software	(1,417)	(53)	10	(1,460)
Amortization	(2,739)	(217)	10	(2,947)
Intangible assets, net	935	(165)	(1)	770

(in thousands of euros)	January 1, 2022	Increases	Decreases	December 31, 2022
Library of compounds	2,142	—	—	2,142
Software	1,575	15	—	1,590
Intangible assets, gross	3,717	15	—	3,732
Amortization of library of compounds	(1,487)	(165)	—	(1,651)
Amortization of software	(1,460)	(52)	—	(1,512)
Amortization	(2,947)	(217)	—	(3,164)
Intangible assets, net	770	(202)	—	568